ULTIMUS
                                Your Fund Matters

May 1, 2009

VIA EDGAR
U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C. 20549

      Re:   The GKM Funds
            File Nos. 333-71402; 811-10529

Ladies and Gentleman:

      We are electronically filing via EDGAR, pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, definitive copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the GKM Growth Fund, a series of The GKM Funds, in connection with the Special Meeting of Shareholders scheduled to be held on June 26, 2009. The proxy materials are expected to be first mailed to shareholders on or about May 8, 2009.

      If you have any questions or comments concerning the enclosed, please telephone the undersigned at (513) 587-3406.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President


Ultimus Fund Solutions, LLC       225 Pictoria Drive, Suite 450     Phone:  513-587-3400
www.ultimusfundsolutions.com      Cincinnati, Ohio 45246            Fax:  513-587-3437